Fees Summary	May 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,328,750,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	321,600.38
Total Offset Amount	0.00
Net Fee	$ 307,790.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A